Equity (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 SFr / shares	Dec. 31, 2016 SFr / shares	Dec. 31, 2015 SFr / shares
Statement of changes in equity [abstract]
Dividends payable, amount per share | SFr / shares				SFr 2.75	SFr 2.70	SFr 2.60
Dividends recognised as distributions to owners | $	$ 6,495	$ 6,475	$ 6,643